Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
12.	Stock Incentive Plan

On July 31, 2014, the Board of Directors approved the Company’s 2014 Stock Incentive Plan (the “2014 Plan”). On May 5, 2018, the Board of Directors approved a new equity incentive plan (the “2018 Plan”) to replace the 2014 Plan. The 2018 Plan is administered by the Board of Directors which can make awards totaling in aggregate up to 75,000 shares, over 10 years after the 2018 Plan’s adoption date. The persons eligible to receive awards under the 2018 Plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may be made under the 2018 Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the 2014 Plan and the 2018 Plan during the three year period ended December 31, 2021 are noted below.

a)

On November 2, 2017 an award of 12,534 non-vested restricted shares, was made to 18 key persons of which 50% vested on July 1, 2018 and 50% vested on July 1, 2019; awards to officers and directors amounted to 7,213 shares and the remaining 5,321 shares were awarded to employees of Eurobulk.

b)

On November 21, 2018 an award of 15,681 non-vested restricted shares, was made to 18 key persons of which 50% vested on November 16, 2019 and 50% vested on November 16, 2020; awards to officers and directors amounted to 9,021 shares and the remaining 6,660 shares were awarded to employees of Eurobulk.

c)

On November 4, 2019 an award of 15,444 non-vested restricted shares, was made to 17 key persons of which 50% vested on July 1, 2020 and 50% vested on July 1, 2021; awards to officers and directors amounted to 8,713 shares and the remaining 6,731 shares were awarded to employees of Eurobulk.

d)

On November 5, 2020 an award of 45,900 non-vested restricted shares, was made to 16 key persons of which 50% vested on November 16, 2021 and the remaining 50% will vest on November 16, 2022; awards to officers and directors amounted to 27,100 shares and the remaining 18,800 shares were awarded to employees of Eurobulk.

e)

On November 19, 2021 an award of 49,650 non-vested restricted shares, was made to 21 key persons of which 50% will vest on July 1, 2022 and 50% will vest on July 1, 2023; awards to officers and directors amounted to 27,700 shares and the remaining 21,950 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company or Eurobulk or as a director of the Company until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company accounts for restricted share awards forfeitures as they occur. During the year ended December 31, 2020, 817 shares were forfeited with a weighted-average grant-date fair value of $8.39 per share. No forfeitures occurred in the years ended December 31, 2019 and 2021.

The compensation cost that has been charged against income for awards was $97,919, $121,631 and $182,324, for the years ended December 31, 2019, 2020 and 2021, respectively and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of December 31, 2019, 2020 and 2021, and the movement during these years, is presented below:

Non-vested Shares	Number of shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	21,948	10.16
Granted	15,444	8.13
Vested	(14,108)	11.01
Non-vested on December 31, 2019	23,284	8.28

Non-vested on January 1, 2020	23,284	8.28
Granted	45,900	2.71
Vested	(15,064)	8.34
Forfeited	(817)	8.39
Non-vested on December 31, 2020	53,303	3.46

Non-vested on January 1, 2021	53,303	3.46
Granted	49,650	26.26
Vested	(30,360)	3.47
Non-vested on December 31, 2021	72,593	19.05

As of December 31, 2021, there was $1,265,365 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2018 Plan and is expected to be recognized over a weighted-average period of 0.86 years. The total fair value at grant-date of shares granted during the years ended December 31, 2019, 2020 and 2021 was $125,560, $124,389 and $1,303,809 respectively.